Summary of Significant Accounting Policies - Schedule of Revenues are Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 312,709	$ 250,463
Revenue recognized at a point of time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognized	278,663	226,369
Revenue recognized over time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognized	$ 34,046	$ 24,094